Foreign currency exchange loss, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign currency exchange loss, net
Foreign currency exchange loss, net	$ 0.2	$ 0.2	$ 0.0